Operating and Direct Financing Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Head Lease Receipts [Member]
Operating Leased Assets [Line Items]
2016	$ 21,242
2017	21,242
2018	21,242
2019	21,242
2020	21,242
Thereafter	175,337
Total	281,547
Sublease Payments [Member]
Operating Leased Assets [Line Items]
2016	24,113
2017	24,113
2018	24,113
2019	24,113
2020	24,113
Thereafter	199,072
Total	$ 319,637